Shareholder Report, Holdings (Details) - Master Small Cap Index Series [Member]	Dec. 31, 2024
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1],[2]
FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[1],[2]
Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1],[2]
Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Vaxcyte, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1],[2]
Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Rocket Lab USA, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Fluor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[1],[2]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[3]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[3]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%	[3]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[3]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3],[4]
Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%	[3]
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.30%)	[3]

[1]	Excludes short-term securities.
[2]	Excludes underlying investments in total return swaps.
[3]	For purposes of this report, sector sub-classifications may differ from those utilized by the Series for compliance purposes.
[4]	Ten largest sectors are presented. Additional sectors are found in Other.